Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 21 -        SHAREHOLDERS' EQUITY

A.	SHARE CAPITAL Ordinary shares confer upon their holders voting rights and the right to receive dividends.

B.	2007 STOCK OPTION PLAN

In January 2007, Elbit Systems' shareholders approved Elbit Systems' 2007 Option Plan (the "Plan"). The purpose of the Plan is to provide the benefits arising from ownership of share capital by Elbit Systems' and certain of its subsidiaries' employees, who are expected to contribute to the Company's future growth and success. The options were allocated, subject to the required approvals, in two tracks as follows: (i) Regular Options - up to 1,250,000 options exercisable into 1,250,000 shares of Elbit Systems in consideration for the exercise price, all or any portion of which may be granted as Incentive Stock Options ("Regular Options") and (ii) Cashless Options - up to 1,250,000 options, which entitle the participant to exercise options for an amount reflecting only the benefit factor ("Cashless Options"). Each of the participants is granted an equal amount of Regular Options and Cashless Options. The exercise price for Israeli participants is the average closing price of an Elbit Systems' share during 30 trading days preceding the options grant date. The exercise price of options granted to a non-Israeli participant residing in the United States is the fair market value of the share on the day the options were granted.

According to the Plan, the options granted on a certain date (the "Commencement Date") will become vested and exercisable in accordance with the following vesting schedule:

(1)	Fifty percent (50%) of the options will be vested and exercisable from the second anniversary of the Commencement Date;

(2)	An additional twenty-five percent (25%) of the options will be vested and exercisable from the third anniversary of the Commencement Date; and
(3)	The remaining twenty-five (25%) of the options will be vested and exercisable from the fourth anniversary of the Commencement Date.

The options expire no later than five years from the date of grant, subject to the 2011 amendment described below.

Elbit Systems granted options to Israeli participants in accordance with the provisions of Section 102 of the Israel Tax Ordinance related to the Capital Gains Tax Track.

As of December 31, 2011, 63,126 Options are available for future grant under the Plan (regular and cashless).

On November 15, 2011, pursuant to the amendment to the Plan, the Company extended the expiration date of certain fully vested options granted under the Plan for one additional year. Such options granted during 2007 will expire during 2013, no longer than six years from the date of grant. As a result of the amendment, the Company recorded one-time compensation expenses of approximately $980.

C.	A summary of Elbit Systems' share option activity under the stock option plan is as follows:

	2011		2010		2009
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding – beginning of the year	1,635,305	$35.96	1,858,250	$35.24	2,454,851	$33.96
Granted	63,300	50.74	28,000	52.23	58,500	50.33
Exercised	(226,965)	32.41	(223,020)	32.53	(619,451)	31.62
Forfeited	(20,750)	42.33	(27,925)	31.91	(35,650)	34.53
Outstanding – end of the year	1,450,890	$37.07	1,635,305	$35.96	1,858,250	$35.24
Options exercisable at the end of the year	1,292,806	$35.17	963,289	$34.70	586,626	$32.55

The aggregate intrinsic value represents the total intrinsic value (the difference between Elbit Systems' closing stock price on the last trading day of the fourth quarter of the applicable fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, of that year. This amount changes based, on the fair market value of the Company's stock. Aggregate intrinsic value of outstanding options as of December 31, 2011 and 2010 amounted to $5,605 and $24,811, respectively. In addition, the total intrinsic value of options exercised for the year ended December 31, 2011 was $1,934. As of December 31, 2011, there was $1,292 of total unrecognized compensation cost related to share-based compensation arrangements granted under Elbit Systems' stock option plan. That cost is expected to be recognized over a weighted average period of two years.

As of December 31, 2011, 1,450,005 options were vested and expected to be vested at a weighted average exercise price of $37.07 per share. The weighted average remaining contractual life of exercisable options as of December 31, 2011 is approximately one year and their aggregate intrinsic value is approximately $5,616.

D.	The options outstanding as of December 31, 2011, have been separated into ranges of exercise prices, as follows:

	Options outstanding			Options exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
$ 33.10 - $63.85	1,450,890	$1.27	$37.07	1,292,806	$35.17

Compensation expense amounting to $1,996, $5,211 and $5,134 was recognized during the years ended December 31, 2011, 2010 and 2009, respectively. The expenses before tax were recorded as follows:

	Year ended December 31,
	2011	2010	2009
Cost of revenues	$924	$2,353	$2,397
R&D and marketing expenses	458	954	1,048
General and administration expenses	614	1,904	1,689
	$1,996	$5,211	$5,134

E.	The weighted average exercise price and fair value of options granted during the years ended December 31, 2011, 2010 and 2009 were:

	Less than market price
	Year ended December 31,
	2011	2010	2009
Weighted average exercise price per share	$50.74	$52.23	$50.33
Weighted average fair value per share on grant date	$12.12	$11.99	$16.61

F.	Computation of basic and diluted net earnings per share:

	Year ended December 31, 2011			Year ended December 31, 2010			Year ended December 31, 2009
	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount
Basic net earnings	$90,288	42,764	$2.11	$183,498	42,645	$4.30	$214,947	42,305	$5.08

Effect of dilutive securities:
Employee stock options	-	367		-	572		-	678
Diluted net earnings	$90,288	43,131	$2.09	$183,498	43,217	$4.25	$214,947	42,983	$5.00

(*) In thousands

G.	SHARE REPURCHASE PROGRAM

In September 2011, the Board of Directors has authorized the Company to repurchase up to one million of its ordinary shares over the next 12 months.  The repurchases are to be made from time to time in the open market on the TASE. The repurchase activity will depend on factors such as the Company's working capital needs, its cash requirements, its stock price and economic and market conditions. The share repurchases may be effected from time to time through open market purchases. The Company repurchased 240,368 ordinary shares for approximately $10,000 in 2011. Through February 29, 2012, the Company repurchased additional 196,532 shares for approximately $7,700.

H.
In December 2007, Elbit Systems U.S. Corp ("ESC"), a wholly-owned U.S. subsidiary of Elbit Systems, adopted a Stock Appreciation Rights Plan for Non-Employee Directors of ESA (the "SAR Plan"). ESC is the major shareholder of ESA. The purpose of the SAR Plan is to facilitate the retention of qualified and experienced persons to serve as "Non-Employee Directors" of ESA by providing them additional financial incentives.  A "Non-Employee Director" is a director of ESA who is not an officer or employee of ESA, or any of its affiliated companies.

Under the Plan, the Board of ESC may grant Stock Appreciation Rights ("SARs") from time to time to Non-Employee Directors of ESA.  A SAR is a right that, in accordance with the terms of the SAR Plan, entitles the holder to receive, on the exercise date of the SAR, cash in an amount equal to the excess of the "Fair Market Value" of the "Stock" corresponding to the SAR at the time of exercise of the SAR over the "Initial Value of the Stock".  "Stock" means Elbit Systems ordinary shares.  Each SAR corresponds to a share of Stock.  "Fair Market Value" with respect to the Stock means the closing price of the Stock on the Nasdaq on the applicable date.  "Initial Value" of a SAR means the Fair Market Value of one share of Stock on the grant date of the SAR.

A SAR may only be exercised after it becomes vested. 25% of any SAR's granted are exercisable on the first anniversary from the grant date and an additional 25% on each of the three subsequent anniversaries. The maximum term of a SAR is five years from the grant date.SAR's do not provide any rights as a shareholder in the Stock.

SARs are considered liabilities under ASC 718 and as such compensation cost for each period until settlement is based on the change (or a portion of the change, depending on the percentage of the requisite service that has been rendered) in the fair value of the SARs for each reporting period.

A summary of Elbit Systems' SAR activity under the plan is as follows:

	Year ended December 31, 2011
	Number of options	Weighted average Exercise price per share
Outstanding – beginning of the year	30,000	$58.64
Granted	-	-
Outstanding – end of the year	30,000	$58.64
Rights vested at the end of the year	20,250	$59.36

I.	DIVIDEND POLICY

Dividends declared by Elbit Systems are paid subject to statutory limitations. Elbit Systems' Board of Directors has determined not to declare dividends out of tax exempt earnings.